Accounts receivable from card issuers - Summary of Accounts Receivables (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Trade receivables [line items]
Allowance for expected credit losses	R$ (32,463)	R$ (23,656)	R$ (7,745)
Accounts receivable from card issuers	16,307,155	14,066,814
Accounts receivable from card issuers
Disclosure of Trade receivables [line items]
Accounts receivable from card issuers	16,031,948	13,595,133
Accounts receivable from other acquirers	287,972	478,917
Allowance for expected credit losses	(12,765)	(7,236)	R$ (5,826)
Accounts receivable from card issuers	R$ 16,307,155	R$ 14,066,814